INVENTORIES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
INVENTORIES
Raw materials	$ 108,925,000	$ 11,335,000
Work-in-process	20,593,000	7,887,000
Finished goods	198,253,000	22,937,000
Total	327,771,000	42,159,000
Inventory write-down	$ 0	$ 1,956,000	$ 327,000